N-2	Oct. 28, 2022
Cover [Abstract]
Entity Central Index Key	0000036377
Amendment Flag	false
Securities Act File Number	001-14585
Document Type	8-K
Entity Registrant Name	FIRST HAWAIIAN, INC.
Entity Address, Address Line One	999 Bishop St.
Entity Address, Address Line Two	29th Floor
Entity Address, City or Town	Honolulu
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96813
City Area Code	808
Local Phone Number	525-7000
Entity Emerging Growth Company	false